Shareholder Report, Holdings (Details) - Brendan Wood TopGun ETF	Feb. 28, 2025
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
The Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Marsh & McLennan Cos, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.76%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%